PEAR TREE FUNDS

SUPPLEMENT DATED MARCH 18, 2013
TO
PROSPECTUS DATED AUGUST 1, 2012 AS SUPPLEMENTED

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS  FUND

Ordinary Shares (Ticker Symbol: QFFOX)

Institutional Shares (Ticker Symbol: QEMAX)

Pear Tree PanAgora Dynamic Emerging Markets Fund (“Emerging Markets Fund”) has changed its classification from non-diversified to diversified within the meaning of the Investment Company Act of 1940. Accordingly, the information in Pear Tree PanAgora Dynamic Emerging Markets Fund’s Prospectus (the “Prospectus”) dated August 1, 2012, is hereby amended as follows:

The paragraph “Non-Diversification” within the section “Principal Investment Risks” of the Prospectus is deleted in its entirety.

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The Statement of Additional Information is also hereby amended to include a paragraph on “Diversification Policy” within the section “Investment Policies, Risks, and Restrictions” as follows:

Diversification Policy

The 1940 Act requires each “management company,” such as Emerging Markets Fund, be classified as a “diversified company” or a “non-diversified company.”  A “diversified company” is a management company that meets the following requirements: At least 75 percent of the value of its total assets is represented by (a) cash and cash items (including receivables), (b) government securities, (c) securities of other investment companies, and (d) other securities that are limited in respect of any one issuer to an amount (i) not greater in value than 5 percent of the value of the total assets of such management company and (ii) not more than 10 percent of the outstanding voting securities of such issuer.  A “non-diversified company” is any management company other than a diversified company.

Emerging Markets Fund is classified as a “diversified company.”  If Emerging Markets Fund sought to change its classification, the 1940 Act currently requires that Emerging Markets Fund’s shareholders approve any reclassification to non-diversified.

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The rest of the Prospectus and Statement of Additional Information remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE